CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2024	Jan. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE SECURED NOTES PAYABLE

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$0.10	1,250,000	1,250,000	$0.15	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$0.10	873,340	873,340	$0.15	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$0.10	500,000	500,000	$0.15	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$0.10	750,000	750,000	$0.15	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$0.10	980,000	980,000	$0.15	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$0.10	1,126,660	1,126,660	$0.15	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$0.23	440,000	550,000	$0.23	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$0.23	434,783	543,479	$0.23	5/8/26
Total	$1,100,200					9,854,783	10,073,479

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$0.10	1,250,000	1,250,000	$0.15	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$0.10	873,340	873,340	$0.15	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$0.10	500,000	500,000	$0.15	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$0.10	750,000	750,000	$0.15	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$0.10	980,000	980,000	$0.15	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$0.10	1,126,660	1,126,660	$0.15	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$0.23	440,000	550,000	$0.23	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$0.23	434,783	543,479	$0.23	5/8/26
Total	$1,100,200					9,854,783	10,073,479

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.

SCHEDULE OF ESTIMATED FAIR VALUE ASSUMPTIONS

The following are the inputs to the Black-Scholes option pricing model used to estimate the value of the above warrants at issuance:

	2024	2023
Stock price	$0.22	$0.22
Exercise price	$0.23	$0.15 – 0.23
Expected volatility(a)	1,608%	168 - 359%
Expected term (years)	3	3 – 5
Risk free rate	4.84%	2.97 – 3.23%
Dividends	0%	0%

(a)	The Company derived expected volatility using the average volatility for a sample of comparable companies due to the thinly traded nature of the Company’s stock for issuances during the year ended January 31, 2023.